HENDERSON GLOBAL FUNDS

LOGO: HENDERSON GLOBAL INVESTORS AN AMP COMPANY

EUROPEAN FOCUS FUND
GLOBAL TECHNOLOGY FUND
INTERNATIONAL OPPORTUNITIES FUND

                                                              SEMI-ANNUAL REPORT
                                                                JANUARY 31, 2002

TABLE OF CONTENTS


LETTER TO SHAREHOLDERS ....................................................    2

EUROPEAN FOCUS FUND
Commentary ................................................................    3
Performance Summary .......................................................    4

GLOBAL TECHNOLOGY FUND
Commentary ................................................................    5
Performance Summary .......................................................    6

INTERNATIONAL OPPORTUNITIES FUND
Commentary ................................................................    7
Performance Summary .......................................................    8

PORTFOLIOS OF INVESTMENTS .................................................    9

STATEMENT OF ASSETS AND LIABILITIES .......................................   14

STATEMENT OF OPERATIONS ...................................................   15

STATEMENT OF CHANGES ......................................................   16

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY .............................   17

NOTES TO FINANCIAL STATEMENTS .............................................   18

FINANCIAL HIGHLIGHTS ......................................................   21

HENDERSON GLOBAL FUNDS

                                                          LETTER TO SHAREHOLDERS

On behalf of Henderson Global Funds, thank you for joining our new and growing family of shareholders. Our Funds were launched on August 31, 2001, and to date have successfully navigated through particularly volatile market conditions driven in large part by the first synchronized global recession in a generation and the tragic events of September 11.

Notwithstanding these considerable macro headwinds over the past 5 months, our nimble bottom-up approach to portfolio construction enabled us to focus your assets on stocks that delivered strong positive returns. In addition, all of our Funds outperformed their respective indices for the reporting period.

Our lead portfolio managers are experienced in terms of weathering historic bull and bear markets and are supported by a global network of over 300 investment professionals. Our investment team is relentlessly focused on unearthing stocks with the potential to deliver strong absolute returns, regardless of the growth/value bias of the security. We believe our job is not to wed ourselves to any one investment style but rather to seek capital appreciation by picking the best possible stocks. We are confident that our investment process and people, coupled with our ability to identify exciting investment opportunities around the world, will benefit the Funds over the coming years.

While it is never easy to gauge financial market movements, the global economy is seemingly shrugging off the shackles of the global recession and we believe that equity markets are well positioned to regain their historical position as the more attractive asset class for many investors going forward. Perhaps more importantly, the downturn in the global economic cycle has in our view masked a significant secular opportunity for international equity investment. History indicates that the 90's bull market in the U.S. was fuelled in large part by the massive inflows into 401(k)'s and significant corporate productivity improvements. We consider Europe and Asia's current socio-economic environments to be, in many ways, a mirror image of the U.S. in the late 80's. Many international economies are committed to improving corporate productivity and addressing the pension needs of an aging and under-funded populace. The resultant creation of shareholders should be significant. In our mind, the question is not if but when. A meaningful allocation to international equity markets is in our view warranted in order to capitalize on this anticipated opportunity.

At the end of the day, however, we recognize that our crystal ball is no better than anyone else's and the focal point is and will continue to be selecting stocks which help you build your financial wealth. We believe our large global investment team located in 13 offices around the world is well placed to identify local stocks -- whether large, small, growth or value -- that seek to achieve each Fund's investment objective of long-term capital appreciation.

We again thank you for joining Henderson Global Funds and we look forward to serving your financial needs in the years to come.



/s/ Sean Dranfield
Sean Dranfield
President, Henderson Global Funds

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

EUROPEAN FOCUS FUND

Shortly after the European Focus Fund was launched on August 31, 2001, the combination of recession concerns and a sharp downturn following the terrorist attacks in the U.S. created weakness across the region. However, investors put aside their fears of further attacks and turned a blind eye to generally negative economic data. Consequently, markets closed in positive territory in October, and in November the European Central Bank cut interest rates by 0.5%, with the interest rate closing at 3.25% for the quarter. This, coupled with relatively low oil prices, contributed to high levels of consumer spending. Several positive economic indicators, such as the Belgian Business Confidence Index's positive performance in November and the German Ifo Survey's first increase in four months, were suggestive of the continued resilience of the European economy. This led to renewed hope for a muted recovery in the New Year.

The European Focus Fund (Class A shares, at NAV) performed well over the period, returning 21.10% from inception to January 31, 2002, versus the MSCI Europe index which returned -5.94% for the same period. The Fund's out-performance was attributable to a number of factors, with a strong contribution coming from good stock selection, as the Fund had a healthy exposure to a number of stocks which had been heavily oversold due to a combination of September 11th and economic doubts. Shortly after its launch on August 31, the Fund also benefited from a relatively large cash position as it progressed towards being fully invested.

As European markets continued to remain in positive territory, we began to purchase cyclical stocks including some moves into technology, and also into industrials, through our purchase of Imerys (France). The Fund focused on stocks that we believed had been oversold, or that offered the potential for growth at a reasonable price. The Fund also purchased Swiss software company Temenos Group in November, at one time the Fund's largest holding and its top performer at quarter-end. The Euro held some ground in December, stabilizing ahead of the physical introduction of the currency on January 1, 2002, and this helped to maintain positive market conditions.

European equity markets extended their gains into early January as investors continued to drive stock prices higher in anticipation of a U.S.-led economic recovery in 2002. However, European markets soon lost steam and ended the month with the MSCI European Index returning -5.28%. In January, the Fund's performance was down slightly as a result of stock specific factors; however we continued to focus on attractive stock opportunities. We purchased DePfa, a German bank whose stock we believed had been significantly oversold considering the growth potential of its underlying business. We also purchased NDS (U.K.), a global leader in the provision of secure access technology to digital cable and satellite television operators. We believe this company is well positioned and is trading at a reasonable valuation, considering the growth potential of the market in which it operates.

Going forward in 2002 we anticipate that attractive valuations, abundant liquidity and improving corporate news should provide opportunities, but that European markets may remain somewhat volatile and for that reason, good stock selection will remain crucial.





  European Focus Fund
  Top 10 Holdings  -  as of
  January 31, 2002
                             As a Percentage
  Security                     of Net Assets
--------------------------------------------
  Buhrmann                          4.7%
  SGS Holding                       4.4
  Temenos Group                     3.9
  NDS Group                         3.8
  DePfa Deutsche
    Pfandbriefbank                  3.7
  Airtours                          3.7
  Telecom Italia                    3.6
  Wanadoo                           3.6
  British American Tobacco          3.5
  Novartis                          3.4

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

EUROPEAN FOCUS FUND

PIE CHART:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL INVESTMENTS)
U.K.                                30%
Switzerland                         19%
Netherlands                         16%
France                              14%
Germany                              7%
Spain                                5%
Other                                9%


PIE CHART:
PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL INVESTMENTS)
Consumer Discretionary              25%
Industrials                         25%
Information Technology              12%
Financials                           9%
Health Care                          9%
Telecom                              7%
Other                               13%




LINE CHART:
INVESTMENT COMPARISON
Value of $10,000
European Focus Fund Class A w/out load - $12,110
08/31/01    10000
09/30/01     9910
10/31/01    10960
11/30/01    12120
12/31/01    12250
01/31/02    12110


European Focus Fund Class A w/load - $11,414
08/31/01     9425
09/30/01     9340
10/31/01    10330
11/30/01    11423
12/31/01    11545
01/31/02    11414


MSCI Europe Index - $9,406
08/31/01    10000
09/30/01     8988
10/31/01     9285
11/30/01     9660
12/31/01     9913
01/31/02     9406


CUMULATIVE TOTAL RETURNS AS OF JANUARY 31, 2002
                                                                                    SINCE
AT NAV                               CLASS          1 MONTH      3 MONTHS     INCEPTION (8/31/01)
-------------------------------------------------------------------------------------------------
Henderson European Focus Fund        Class A        -1.14%        10.49%            21.10%
-------------------------------------------------------------------------------------------------
Henderson European Focus Fund        Class B        -1.23%        10.23%            20.70%
-------------------------------------------------------------------------------------------------
Henderson European Focus Fund        Class C        -1.23%        10.23%            20.70%
-------------------------------------------------------------------------------------------------
WITH SALES LOAD
-------------------------------------------------------------------------------------------------
Henderson European Focus Fund        Class A        -6.83%         4.14%            14.14%
-------------------------------------------------------------------------------------------------
Henderson European Focus Fund        Class B        -6.23%         5.23%            15.70%
-------------------------------------------------------------------------------------------------
Henderson European Focus Fund        Class C        -3.21%         8.13%            18.49%
-------------------------------------------------------------------------------------------------
INDEX
-------------------------------------------------------------------------------------------------
MSCI Europe Index                                   -5.11%         1.30%            -5.94%
-------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance was favorably impacted by the Fund's relatively large cash position during September 2001. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results are historical and assume the reinvestment of dividends and capital gains. For more current performance, please call
1.866.443.6337 or visit the Fund's website at www.hendersonglobalfunds.com.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge. Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a contingent deferred sales charge, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1% and a contingent deferred sales charge of 1%, which declines to 0% after 18 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency and exchange rates. In addition, the Fund may invest in a limited geographic area or in a small number of issuers. As such, investing in the Fund may involve greater risk and volatility than investing in a more diversified fund. The MSCI Europe Index is a market capitalization weighted index of approximately 500 stocks traded in 15 European markets. You cannot invest directly in an index.

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

GLOBAL TECHNOLOGY FUND

The technology bear market which began in 2000 continued into 2001, and culminated in a steep sell-off following the events of September 11th. This left valuations looking sufficiently attractive to spark a rally which continued into October. Aggressive action by the U.S. Federal Reserve, and the prospect of a fiscal stimulus package, fuelled investor optimism at a time when fundamentals appeared close to a bottom. Expectations set by companies post September 11th began to look sufficiently conservative that positive earnings surprises appeared possible for the first time since the decline began. Despite this market volatility, the Global Technology Fund (Class A shares, at NAV) performed well, returning 9.10% from its inception on August 31, 2001 through January 31, 2002, versus the MSCI World IT index return of 8.41%.

As news flow turned more positive in October, our rising confidence in the market resulted in an increase in the Fund's exposure to certain sectors geared to a potential market upturn. At that time we purchased U.S. software company Symantec, which outperformed as of year-end. We also increased our exposure to the Internet sector, where competition had decreased and companies offered more mature business models, and purchased TMP Worldwide and Overture Services (U.S.), which also did well up to the end of the year. We raised our exposure to the Ethernet theme, and attractive valuations led us to raise our exposure to the PC sector. We closed off our negative bet against the semiconductor industry, a sector in which we believe the fundamentals are beginning to show signs of improvement, and bought Samsung Electronics (South Korea) in November.

Following a strong run in the final few months of 2001, with the Nasdaq rising nearly 40% from its low on September 21, January produced a correction. Despite the improving outlook for the U.S. economy, investor sentiment was undermined by growing concerns about accounting practices following the collapse of the energy trader Enron, and by worries about the viability of many telecommunications companies - typified by the profit warning from U.K. company Energis. Despite this bout of market jitters, we believe that economic news remains encouraging and this should lead to renewed demand for technology. As we look ahead in 2002, we believe that good stock selection will be key to successful technology investment as some valuations have undoubtedly risen ahead of the fundamentals.



  Global Technology Fund
  Top 10 Holdings  -  as of
  January 31, 2002
                             As a Percentage
  Security                     of Net Assets
--------------------------------------------
  Cisco Systems                     4.4%
  Samsung Electronics               4.0
  Intel                             3.6
  Compaq Computer                   3.2
  Microsoft                         3.0
  Symantec                          2.8
  SAP                               2.7
  Oracle                            2.6
  Mercury Interactive               2.5
  Celestica                         2.4

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

GLOBAL TECHNOLOGY FUND

PIE CHART:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL INVESTMENTS)
U.S.                                67%
U.K                                  8%
Taiwan                               7%
South Korea                          4%
Germany                              3%
Canada                               3%
Other                                8%


PIE CHART:
PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL INVESTMENTS)
Software                            26%
Semiconductors                      21%
Networking                           9%
Internet                             8%
Computer Hardware                    7%
Electronics                          6%
Other                               23%


LINE CHART:
INVESTMENT COMPARISON
Value of $10,000
Global Technology Fund Class A w/out load - $10,910
08/31/01    10000
09/30/01     7850
10/31/01     8980
11/30/01    10689
12/31/01    11039
01/31/02    10910


Global Technology Fund Class A w/load - $10,283
08/31/01     9425
09/30/01     7399
10/31/01     8463
11/30/01    10075
12/31/01    10404
01/31/02    10283


MSCI World IT Index - $10,841
08/31/01    10000
09/30/01     8279
10/31/01     9605
11/30/01    11169
12/31/01    10947
01/31/02    10841

CUMULATIVE TOTAL RETURNS AS OF JANUARY 31, 2002

                                                                                        SINCE
AT NAV                                   CLASS          1 MONTH      3 MONTHS     INCEPTION (8/31/01)
-----------------------------------------------------------------------------------------------------
Henderson Global Technology Fund         Class A        -1.18%        21.49%             9.10%
-----------------------------------------------------------------------------------------------------
Henderson Global Technology Fund         Class B        -1.18%        21.29%             8.80%
-----------------------------------------------------------------------------------------------------
Henderson Global Technology Fund         Class C        -1.18%        21.29%             8.80%
-----------------------------------------------------------------------------------------------------
WITH SALES LOAD
-----------------------------------------------------------------------------------------------------
Henderson Global Technology Fund         Class A        -6.86%        14.51%             2.83%
-----------------------------------------------------------------------------------------------------
Henderson Global Technology Fund         Class B        -6.18%        16.29%             3.80%
-----------------------------------------------------------------------------------------------------
Henderson Global Technology Fund         Class C        -3.17%        19.08%             6.71%
-----------------------------------------------------------------------------------------------------
INDEX
-----------------------------------------------------------------------------------------------------
MSCI World IT Index                                     -0.96%        12.87%             8.41%
-----------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Due to the Fund's relatively small asset base in its initial stages, performance was positively impacted by IPO's to a greater degree than it may be in the future. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results are historical and assume the reinvestment of dividends and capital gains. For more current performance, please call 1.866.443.6337 or visit the Fund's website at www.hendersonglobalfunds.com.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge. Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a contingent deferred sales charge, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1% and a contingent deferred sales charge of 1%, which declines to 0% after 18 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency and exchange rates. In addition, the Fund may invest in a limited geographic area or in a small number of issuers. As such, investing in the Fund may involve greater risk and volatility than investing in a more diversified fund. The MSCI World IT Index currently consists of 23 developed market countries, and aims to capture 60% of the total market capitalization of each country by various technology-related industries. You cannot invest directly in an index.

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

INTERNATIONAL OPPORTUNITIES FUND

The International Opportunities Fund was launched on August 31, 2001, at the beginning of an extraordinary month for equity markets. International markets (as measured by the MSCI EAFE Index) fell 11% in September as markets reacted negatively to the September 11th terrorist attacks. However, international stock markets recovered strongly at the end of September as global monetary and fiscal easing raised hopes of a U.S.-led economic recovery in 2002.

At the beginning of January, international equity markets continued their December rally, but this was short-lived and for the remainder of the month markets adopted a downward trend. In the wake of the high profile bankruptcy of Enron, concerns about the transparency of accounting practices increased, which led to unsettled markets.

The International Opportunities Fund (Class A shares, at NAV) performed well from its inception to January 31, 2002, returning 16.10% against the MSCI EAFE Index return of -9.24 %. This positive performance was attributable to several factors. First, our weighting in Europe was geared to economically sensitive stocks which performed well. Also, after the initial declines which followed September 11th, the technology sector in which we have a significant weighting recovered well and went on to outperform until the end of the year.

Furthermore, stock selection within the Fund, and particularly the technology portion was focused towards an economic recovery in 2001, so the Fund's holdings generally performed well as markets improved toward the end of the quarter. We purchased Symantec in November, a U.S. software company which performed well through year-end. We also sold Business Objects (France) to purchase Microsoft (U.S.), as we believed Microsoft's valuation was not reflecting upside from the xBox product and the benefits of its new software licensing structure.

Stock picking in Europe added to the Fund's positive performance, with Swiss software company Temenos Group making the most significant contribution. We maintained a focus on stocks that we believe offer a combination of resilience and reliability at an attractive price, and in areas where stocks had become oversold. In November, we rebalanced the portfolio to increase the cash level in Asia, as the region was benefiting from strong liquidity on a global basis. We purchased Kookmin Bank (South Korea), which offered good value and strong growth prospects following restructuring in the financial sector. The developing companies portion of the portfolio was quite defensively positioned for most of the quarter as markets remained volatile for developing companies. However, as markets improved towards quarter-end we started to look at stocks with more of a cyclical bias which would potentially benefit from a market rally. Japan significantly under-performed over the period as the Yen depreciated to a three-year low against the U.S. dollar in December, but the Fund's relatively small weighting in this region helped insulate the Fund from the more serious downside. Going forward, we expect that good stock selection will remain the cornerstone of the Fund's investment process and potential success in 2002.



  International Opportunities Fund
  Top 10 Holdings  -  as of
  January 31, 2002
                             As a Percentage
  Security                     of Net Assets
--------------------------------------------
  Tecan Group                       5.1%
  Convenience Retail Asia           4.5
  DePfa Deutsche
    Pfandbriefbank                  4.4
  Telecom Italia                    4.3
  Temenos Group                     4.0
  Airtours                          3.9
  Symantec                          3.8
  Chugai Pharmaceutical             3.6
  Buhrmann                          3.5
  Cisco Systems                     3.4

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

INTERNATIONAL OPPORTUNITIES FUND

PIE CHART:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL INVESTMENTS)
U.S.                                20%
U.K.                                11%
Switzerland                         10%
Japan                                9%
Germany                              8%
France                               8%
Other                               34%


PIE CHART:
PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL INVESTMENTS)
Information Technology              37%
Health Care                         15%
Consumer Staples                    11%
Consumer Discretionary              11%
Financials                           9%
Telecom                              6%
Other                               11%

LINE CHART:
INVESTMENT COMPARISON
Value of $10,000
Int'l Opps Fund Class A w/out load - $11,610
08/31/01    10000
09/30/01     9080
10/31/01     9930
11/30/01    11430
12/31/01    11641
01/31/02    11610



Int'l Opps Fund Class A w/load - $10,942
08/31/01     9425
09/30/01     8558
10/31/01     9359
11/30/01    10773
12/31/01    10971
01/31/02    10942


MSCI EAFE Index - $9,075
08/31/01    10000
09/30/01     8974
10/31/01     9201
11/30/01     9533
12/31/01     9588
01/31/02     9075


CUMULATIVE TOTAL RETURNS AS OF JANUARY 31, 2002

                                                                                        SINCE
AT NAV                                   CLASS          1 MONTH      3 MONTHS     INCEPTION (8/31/01)
-----------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund       Class A        -0.26%        16.92%            16.10%
-----------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund       Class B        -0.34%        16.63%            15.70%
-----------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund       Class C        -0.34%        16.63%            15.70%
-----------------------------------------------------------------------------------------------------
WITH SALES LOAD
-----------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund       Class A        -5.99%        10.20%             9.42%
-----------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund       Class B        -5.34%        11.63%            10.70%
-----------------------------------------------------------------------------------------------------
Henderson Int'l Opportunities Fund       Class C        -2.34%        14.47%            13.54%
-----------------------------------------------------------------------------------------------------
INDEX
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index                                         -5.35%        -1.37%            -9.25%
-----------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance was favorably impacted by the Fund's relatively large cash position during September 2001. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results are historical and assume the reinvestment of dividends and capital gains. For more current performance, please call
1.866.443.6337 or visit the Fund's website at www.hendersonglobalfunds.com.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge. Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a contingent deferred sales charge, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1% and a contingent deferred sales charge of 1%, which declines to 0% after 18 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency and exchange rates. In addition, the Fund may invest in a limited geographic area or in a small number of issuers. As such, investing in the Fund may involve greater risk and volatility than investing in a more diversified fund. The MSCI EAFE Index tracks the stocks of approximately 1,000 international companies in Europe, Australasia, and the Far East. You cannot invest directly in an index.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

EUROPEAN FOCUS FUND
JANUARY 31, 2002 (UNAUDITED)

SHARES                                            VALUE

COMMON STOCKS - 94.45%

             CROATIA - 2.46%
        700  Pliva d.d., GDR                    $   7,490
---------------------------------------------------------

             FINLAND - 2.51%
      2,500  Rapala VMC Oyj                         7,626
---------------------------------------------------------

             FRANCE - 12.98%
      1,300  Elior                                 10,221
        100  Imerys S.A.                           10,011
         70  Technip-Coflexip S.A.                  8,385
      2,000  Wanadoo *                             10,845
---------------------------------------------------------
                                                   39,462
---------------------------------------------------------
             GERMANY - 6.88%
        175  DePfa Deutsche
             Pfandbriefbank AG                     11,278
        400  Fraport AG *                           9,659
---------------------------------------------------------
                                                   20,937
---------------------------------------------------------
             ITALY - 3.64%
      2,200  Telecom Italia SpA                    11,059
---------------------------------------------------------

             NETHERLANDS - 14.74%
      1,400  Buhrmann N.V.                         14,328
        400  Euronext *                             7,122
        500  Heijmans N.V.                          9,525
        150  IHC Caland N.V.                        7,192
      1,400  Koninklijke KPN N.V. *                 6,677
---------------------------------------------------------
                                                   44,844
---------------------------------------------------------
             SPAIN - 4.92%
      1,600  Obrascon Huarte Lain S.A.              7,809
      1,500  Viscofan, Industria Navarra
             De Envolturas Celulosicas S.A.         7,154
---------------------------------------------------------
                                                   14,963
---------------------------------------------------------
             SWITZERLAND - 17.68%
        500  Compagnie Financiere
             Richemont AG, Series A *               9,832
        300  Novartis AG                           10,236
         75  SGS Societe Generale de
             Surveillance Holding, S.A.            13,526
        150  Tecan AG                               8,421
      1,250  Temenos Group AG *                    11,745
---------------------------------------------------------
                                                   53,760
---------------------------------------------------------
             UNITED KINGDOM - 28.64%
      3,000  Airtours PLC                          11,269
      1,200  British American Tobacco PLC          10,506
     12,500  Energis PLC *                          3,221
      1,300  JJB Sports PLC                         7,472
      2,000  Kensington Group PLC *                 8,416
      4,000  Michael Page International PLC         8,416
     10,000  Navan Mining PLC * +                   1,412
        500  NDS Group PLC, ADR *                  11,405
      8,000  Sanctuary Group PLC                    7,908



SHARES                                            VALUE

             UNITED KINGDOM - (CONTINUED)
      2,000  Selfridges PLC                     $   8,910
        750  The Berkeley Group PLC                 8,176
---------------------------------------------------------
                                                   87,111
---------------------------------------------------------
             TOTAL COMMON STOCKS                $ 287,252
---------------------------------------------------------
             (Cost $256,288)

TOTAL INVESTMENTS  - 94.45%                       287,252
---------------------------------------------------------
             (Cost $256,288)

NET OTHER ASSETS AND
             LIABILITIES - 5.55%                   16,872
---------------------------------------------------------

TOTAL NET ASSETS - 100.00%                      $ 304,124
=========================================================

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                       % OF NET
A PERCENTAGE OF NET ASSETS:                       ASSETS
--------------------------------------------------------
    Integrated Telecommunication Services...       5.84%
    Pharmaceuticals.........................       5.83%
    Construction & Engineering..............       5.70%
    Office Services & Supplies..............       4.71%
    Diversified Commercial Services.........       4.45%
    Systems Software........................       3.86%
    Application Software....................       3.75%
    Construction Materials..................       3.75%
    Banks...................................       3.71%
    Hotels..................................       3.70%
    Internet Software and Services..........       3.57%
    Tobacco.................................       3.45%
    Restaurants.............................       3.36%
    Apparel & Accessories...................       3.23%
    Airport Services........................       3.17%
    Department Stores.......................       2.93%
    Health Care Equipment...................       2.77%
    Consumer Finance........................       2.77%
    Employment Services.....................       2.77%
    Oil & Gas Equipment & Services..........       2.76%
    Home Building...........................       2.69%
    Movies & Entertainment..................       2.60%
    Leisure Products........................       2.51%
    Specialty Stores........................       2.46%
    Construction & Farm Machines............       2.36%
    Packaged Foods..........................       2.35%
    Diversified Financial Services..........       2.34%
    Alternative Carriers....................       1.06%
    Net Other Assets and Liabilities........       5.55%
--------------------------------------------------------
                                                 100.00%
========================================================

          *  Non-income producing security
        ADR  American Depository Receipt
        GDR  Global Depository Receipts
          + Restricted/Illiquid securities are valued at fair value determined in good faith using procedures approved by the Board of Trustees.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

GLOBAL TECHNOLOGY FUND
JANUARY 31, 2002 (UNAUDITED)

SHARES                                            VALUE

COMMON STOCKS - 92.82%

             CANADA - 2.39%
        158  Celestica, Inc. *                  $   6,668
---------------------------------------------------------

             GERMANY - 2.69%
         54  SAP AG                                 7,517
---------------------------------------------------------

             IRELAND - 1.98%
        316  Riverdeep Group PLC, ADR *             5,546
---------------------------------------------------------

             ISRAEL - 1.75%
        134  Check Point Software
             Technologies Ltd. *                    4,891
---------------------------------------------------------

             JAPAN - 1.14%
      1,000  Toshiba Corp.                          3,177
---------------------------------------------------------

             NETHERLANDS - 1.64%
        120  ASM International N.V. *               2,266
        316  BE Semiconductor
             Industries N.V. *                      2,310
---------------------------------------------------------
                                                    4,576
---------------------------------------------------------
             SINGAPORE - 1.67%
        210  Flextronics International Ltd. *       4,662
---------------------------------------------------------

             SOUTH KOREA - 3.96%
         90  Samsung Electronics Co., Ltd.,
             GDR 144A                              11,048
---------------------------------------------------------

             TAIWAN - 6.52%
        600  Hon Hai Precision Industry Co.,
             Ltd., GDR                              6,366
        360  Taiwan Semiconductor
             Manufacturing Co., Ltd., ADR           6,109
        650  United Microelectronics
             Corp., ADR                             5,733
---------------------------------------------------------
                                                   18,208
---------------------------------------------------------
             UNITED KINGDOM - 7.02%
        127  Amdocs Ltd. *                          4,604
      1,180  ARM Holdings PLC *                     5,465
        240  NDS Group PLC, ADR *                   5,474
      1,700  Spirent PLC                            4,057
---------------------------------------------------------
                                                   19,600
---------------------------------------------------------
             UNITED STATES - 62.06%
        119  AOL Time Warner, Inc. *                3,131
        115  Applied Materials, Inc. *              5,020
        715  Atmel Corp. *                          5,506



SHARES                                            VALUE

             UNITED STATES - (CONTINUED)
        260  BEA Systems, Inc. *                $   4,714
        540  Chordiant Software, Inc. *             4,239
        625  Cisco Systems, Inc. *                 12,375
        715  Compaq Computer Corp.                  8,830
        233  Dell Computer Corp. *                  6,405
         52  eBay, Inc. *                           3,069
         46  Electronic Data Systems Corp.          2,880
        245  EMC Corp.                              4,018
        240  GlobespanVirata, Inc. *                3,898
        290  Intel Corp.                           10,162
        254  KPMG Consulting, Inc. *                4,216
        180  Mercury Interactive Corp. *            6,858
        131  Microsoft Corp. *                      8,346
         68  NVIDIA Corp. *                         4,470
        414  Oracle Corp. *                         7,146
        135  Overture Services, Inc. *              4,938
        825  Paradyne Networks, Inc. *              4,868
        170  PeopleSoft, Inc. *                     5,523
        160  Photronics, Inc. *                     5,566
        780  PTEK Holdings, Inc. *                  3,385
         64  QUALCOMM, Inc. *                       2,819
        380  Riverstone Networks, Inc. *            6,487
        230  Sprint Corp. (PCS Group) *             3,767
        100  Symantec Corp. *                       7,866
         90  Texas Instruments, Inc.                2,794
        100  THQ, Inc. *                            4,504
        139  TMP Worldwide, Inc. *                  5,917
         40  Tyco International Ltd.                1,406
        150  UTStarcom, Inc. *                      3,888
        100  VERITAS Software Corp. *               4,255
---------------------------------------------------------
                                                  173,266
---------------------------------------------------------

             TOTAL COMMON STOCKS                  259,159
---------------------------------------------------------
             (Cost $242,949)

TOTAL INVESTMENTS - 92.82%                        259,159
---------------------------------------------------------
             (Cost $242,949)

NET OTHER ASSETS AND
             LIABILITIES - 7.18%                   20,035
---------------------------------------------------------

TOTAL NET ASSETS - 100.00%                      $ 279,194
=========================================================



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

GLOBAL TECHNOLOGY FUND
JANUARY 31, 2002 (UNAUDITED) (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                       % OF NET
A PERCENTAGE OF NET ASSETS:                       ASSETS
--------------------------------------------------------
    Semiconductors..........................      19.77%
    Application Software....................      14.04%
    Systems Software........................       9.90%
    Networking Equipment....................       8.49%
    Internet Software & Services............       7.02%
    Computer Hardware.......................       6.60%
    Electronic Equipment & Instruments......       5.51%
    Semiconductor Equipment.................       5.43%
    IT Consulting & Services................       2.54%
    Telecommunications Equipment............       2.40%
    Multi-Sector Holdings...................       2.28%
    Advertising.............................       2.12%
    Computer Storage &Peripheral............       1.44%
    Wireless Telecommunication Services.....       1.35%
    Integrated Telecommunication Services...       1.21%
    Movies & Entertainment..................       1.12%
    Internet Retail.........................       1.10%
    Industrial Conglomerates................       0.50%
    Net Other Assets and Liabilities........       7.18%
--------------------------------------------------------
                                                 100.00%
========================================================


          *  Non-income producing security
        ADR  American Depository Receipt
        GDR  Global Depository Receipts
       144A Pursuant to Rule 144A of the Securities Act of 1933, this security may be resold in transactions exempt from registration, normally to qualified institutional buyers.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES FUND
JANUARY 31, 2002 (UNAUDITED)

SHARES                                            VALUE

COMMON STOCKS - 93.43%

             AUSTRALIA - 1.65%
        200  CSL Ltd.                           $   4,801
---------------------------------------------------------

             BELGIUM - 1.93%
        125  Omega Pharma S.A.                      5,639
---------------------------------------------------------

             FRANCE - 7.78%
        171  Financiere Marc de Lacharriere
             S.A. (Fimalac)                         6,289
         60  Technip-Coflexip S.A.                  7,187
      1,700  Wanadoo *                              9,218
---------------------------------------------------------
                                                   22,694
---------------------------------------------------------
             GERMANY - 7.84%
        200  DePfa Deutsche
             Pfandbriefbank AG                     12,889
        300  GfK AG                                 5,156
        243  Thiel Logistik AG *                    4,809
---------------------------------------------------------
                                                   22,854
---------------------------------------------------------
             HONG KONG - 4.51%
     36,000  Convenience Retail Asia Ltd. *        13,155
---------------------------------------------------------

             IRELAND - 1.60%
        266  Riverdeep Group PLC, ADR *             4,668
---------------------------------------------------------

             ISRAEL - 2.44%
        195  Check Point Software
             Technologies Ltd. *                    7,118
---------------------------------------------------------

             ITALY - 4.31%
      2,500  Telecom Italia SpA                    12,567
---------------------------------------------------------

             JAPAN - 8.25%
      1,000  Asahi Kasei Corp.                      2,834
      1,000  Chugai Pharmaceutical Co., Ltd.       10,360
      1,000  Daiwa Securities Group, Inc.           4,677
          1  Nippon Telegraph and
             Telephone Corp.                        3,013
      1,000  Toshiba Corp.                          3,177
---------------------------------------------------------
                                                   24,061
---------------------------------------------------------
             NETHERLANDS - 3.51%
      1,000  Buhrmann N.V.                         10,234
---------------------------------------------------------

             SOUTH KOREA - 5.42%
        148  Kookmin Bank, ADR                      6,610
         75  Samsung Electronics Co., Ltd.,
             GDR 144A                               9,206
---------------------------------------------------------
                                                   15,816
---------------------------------------------------------



SHARES                                            VALUE

             SPAIN - 4.10%
        259  Compania de Distribucion
             Intergral Logista, S.A.            $   3,605
      1,750  Viscofan, Industria Navarra De
             Envolturas Celulosicas S.A.            8,346
---------------------------------------------------------
                                                   11,951
---------------------------------------------------------
             SWITZERLAND - 9.13%
        265  Tecan Group AG                        14,877
      1,250  Temenos Group AG *                    11,745
---------------------------------------------------------
                                                   26,622
---------------------------------------------------------

             TAIWAN - 2.12%
        520  Gigabyte Technology Co.,
             Ltd. GDR                               6,175
---------------------------------------------------------

             UNITED KINGDOM - 10.60%
      3,000  Airtours PLC                          11,269
        555  Alliance Unichem PLC                   4,259
      1,434  ARM Holdings PLC *                     6,642
      1,000  British American Tobacco PLC           8,755
---------------------------------------------------------
                                                   30,925
---------------------------------------------------------
             UNITED STATES - 18.24%
        500  Cisco Systems, Inc. *                  9,900
        550  Compaq Computer Corp.                  6,793
        130  Microsoft Corp. *                      8,282
        250  Overture Services, Inc. *              9,145
        140  Symantec Corp. *                      11,012
        189  TMP Worldwide, Inc. *                  8,046
---------------------------------------------------------
                                                   53,178
---------------------------------------------------------

             TOTAL COMMON STOCKS                  272,458
---------------------------------------------------------
             (Cost $254,057)


TOTAL INVESTMENTS  - 93.43%                       272,458
---------------------------------------------------------
             (Cost $254,057)

NET OTHER ASSETS AND
             LIABILITIES - 6.57%                   19,165
---------------------------------------------------------

TOTAL NET ASSETS - 100.00%                      $ 291,623
=========================================================



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES FUND
JANUARY 31, 2002 (UNAUDITED) (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                       % OF NET
A PERCENTAGE OF NET ASSETS:                       ASSETS
--------------------------------------------------------
    Systems Software........................      10.65%
    Internet Software & Services............      10.34%
    Semiconductors..........................       7.56%
    Integrated Telecommunication Services...       5.34%
    Pharmaceuticals.........................       5.20%
    Health Care Equipment...................       5.10%
    Food Retail.............................       4.51%
    Banks...................................       4.42%
    Hotels..................................       3.86%
    Office Services & Supplies..............       3.51%
    Computer Hardware.......................       3.42%
    Networking Equipment....................       3.39%
    Tobacco.................................       3.00%
    Packaged Goods..........................       2.86%
    Advertising.............................       2.76%
    Oil & Gas Equipment & Services..........       2.46%
    Multi-Sector Holdings...................       2.26%
    Household Appliances....................       2.16%
    Health Care Supplies....................       1.93%
    Diversified Commercial Services.........       1.77%
    IT Consulting & Services................       1.65%
    Diversified Financial Services..........       1.61%
    Healthcare Distribution &Services.......       1.46%
    Distributors............................       1.24%
    Commodity Chemicals.....................       0.97%
    Net Other Assets and Liabilities........       6.57%
--------------------------------------------------------
                                                 100.00%
========================================================


          *  Non-income producing security
        ADR  American Depository Receipt
        GDR  Global Depository Receipts
       144A Pursuant to Rule 144A of the Securities Act of 1933, this security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2002 (UNAUDITED)
                                                                   EUROPEAN                GLOBAL         INTERNATIONAL
                                                                      FOCUS            TECHNOLOGY         OPPORTUNITIES
                                                                       FUND                  FUND                  FUND
=======================================================================================================================
ASSETS:
Investments, at value                                              $287,252              $259,159              $272,458
Cash                                                                 20,370                29,192                18,391
Dividends receivable                                                     44                     1                    17
Receivable from Investment Adviser                                   84,273                74,684               101,378
Receivable for investment securities sold                             6,248                 7,301                 2,420
Deferred offering costs                                              21,157                18,152                 4,446
Prepaid expenses and other assets                                    38,080                38,080                37,499
-----------------------------------------------------------------------------------------------------------------------
   Total Assets                                                    $457,424              $426,569              $436,609
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                           7,972                14,932                  --
Management fee payable                                                1,191                 1,269                 1,201
12b-1 distribution and service fees payable                             482                   429                   450
Accrued expenses and other payables                                 143,655               130,745               143,335
-----------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                153,300               147,375               144,986
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $304,124              $279,194              $291,623
=======================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $251,460              $256,400              $251,450
Undistributed net investment income/(loss)                           (1,811)               (2,161)               (1,973)
Accumulated net realized gain/(loss) on investments                  23,555                 8,753                23,757
Net unrealized appreciation/(depreciation) of
   investments and foreign currency translations                     30,920                16,202                18,389
-----------------------------------------------------------------------------------------------------------------------
                                                                   $304,124              $279,194              $291,623
=======================================================================================================================
SHARES OUTSTANDING
Class A Shares                                                       20,095                20,103                20,100
=======================================================================================================================
Class B Shares                                                        2,515                 2,515                 2,515
=======================================================================================================================
Class C Shares                                                        2,515                 2,969                 2,515
=======================================================================================================================
CLASS A SHARES:
Net asset value and redemption price per share                       $12.11                $10.91                $11.61
-----------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                                  5.75%                 5.75%                 5.75%
Maximum offering price per share                                     $12.85                $11.58                $12.32
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net asset value and redemption price per share                       $12.07                $10.88                $11.57
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Net asset value and redemption price per share                       $12.07                $10.88                $11.57
-----------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                                  1.00%                 1.00%                 1.00%
Maximum offering price per share                                     $12.19                $10.99                $11.69
=======================================================================================================================
Investments, at cost                                               $256,288              $242,949              $254,057
=======================================================================================================================


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)(*)
                                                                   EUROPEAN                GLOBAL         INTERNATIONAL
                                                                      FOCUS            TECHNOLOGY         OPPORTUNITIES
                                                                       FUND                  FUND                  FUND
=======================================================================================================================
INVESTMENT INCOME:
Interest                                                               $201                   $73                   $94
Dividends                                                               618                    44                   395
Foreign taxes withheld                                                  (64)                   --                   (54)
-----------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                           755                   117                   435
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                       1,191                 1,269                 1,201
12b-1 distribution and service fees:
   Class A Shares                                                       240                   214                   225
   Class B Shares                                                       121                   107                   113
   Class C shares                                                       121                   108                   113
Transfer agent fees                                                  93,415                93,415                93,415
Custodian fees                                                       44,685                27,683                35,690
Administrative fees                                                  40,639                40,639                40,639
Accounting fees                                                      23,613                23,613                39,013
Offering expenses                                                    12,698                11,759                 3,654
Legal fees                                                           11,122                11,122                11,122
Registration and filing fees                                         10,647                10,128                 8,871
Audit fees                                                            9,753                 9,753                 9,753
Trustees' fees and expenses                                           4,492                 4,492                 4,492
Printing and postage fees                                             3,850                 3,850                 3,850
Excise tax expense                                                      970                   968                   726
Miscellaneous fees                                                   10,625                10,625                14,474
-----------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                268,182               249,745               267,351
-----------------------------------------------------------------------------------------------------------------------
Fees waived and/or expenses reimbursed
   by Investment Adviser                                           (265,616)             (247,467)             (264,943)
-----------------------------------------------------------------------------------------------------------------------
Net Expenses                                                          2,566                 2,278                 2,408
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                         (1,811)               (2,161)               (1,973)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
Net realized gain/(loss) from:
   Investment transactions                                           26,829                 8,811                25,961
   Foreign currency transactions                                     (3,274)                  (58)               (2,204)
Net change in unrealized appreciation/(depreciation) of:
   Investments                                                       30,964                16,210                18,401
   Translation of other assets and liabilities                          (44)                   (8)                  (12)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)                              54,475                24,955                42,146
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        $52,664               $22,794               $40,173
=======================================================================================================================

(*)  The Funds commenced operations on August 31, 2001.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)(*)

                                                                   EUROPEAN                GLOBAL         INTERNATIONAL
                                                                      FOCUS            TECHNOLOGY         OPPORTUNITIES
                                                                       FUND                  FUND                  FUND
=======================================================================================================================
Net Investment income/(loss)                                        $(1,811)              $(2,161)              $(1,973)
Net realized gain/(loss)                                             23,555                 8,753                23,757
Net change in unrealized appreciation/(depreciation)                 30,920                16,202                18,389
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting
   from operations                                                   52,664                22,794                40,173

Net increase/(decrease) in net assets from Fund share transactions:
   Class A Shares                                                     1,160                 1,150                 1,150
   Class B Shares                                                       150                   150                   150
   Class C Shares                                                       150                 5,100                   150
-----------------------------------------------------------------------------------------------------------------------

Net increase/(decrease) in net assets                                54,124                29,194                41,623

NET ASSETS
Beginning of period                                                 250,000               250,000               250,000
-----------------------------------------------------------------------------------------------------------------------
End of period                                                      $304,124              $279,194              $291,623
=======================================================================================================================
Undistributed net investment income/(loss)                          $(1,811)              $(2,161)              $(1,973)
=======================================================================================================================

(*)  The Funds commenced operations on August 31, 2001.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)(*)

                                                                   EUROPEAN                GLOBAL         INTERNATIONAL
                                                                      FOCUS            TECHNOLOGY         OPPORTUNITIES
                                                                       FUND                  FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold                                                                 $1,160                $1,150                $1,150
Issued as reinvestment of dividends                                      --                    --                    --
Redeemed                                                                 --                    --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                              $1,160                $1,150                $1,150
=======================================================================================================================
CLASS B SHARES:
Sold                                                                   $150                  $150                  $150
Issued as reinvestment of dividends                                      --                    --                    --
Redeemed                                                                 --                    --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                $150                  $150                  $150
=======================================================================================================================
CLASS C SHARES:
Sold                                                                   $150                $5,100                  $150
Issued as reinvestment of dividends                                      --                    --                    --
Redeemed                                                                 --                    --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                $150                $5,100                  $150
=======================================================================================================================

SHARES
CLASS A SHARES:
Sold                                                                     95                   103                   100
Issued as reinvestment of dividends                                      --                    --                    --
Redeemed                                                                 --                    --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                  95                   103                   100
=======================================================================================================================
CLASS B SHARES:
Sold                                                                     15                    15                    15
Issued as reinvestment of dividends                                      --                    --                    --
Redeemed                                                                 --                    --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                  15                    15                    15
=======================================================================================================================
CLASS C SHARES:
Sold                                                                     15                   469                    15
Issued as reinvestment of dividends                                      --                    --                    --
Redeemed                                                                 --                    --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                  15                   469                    15
=======================================================================================================================

(*)  The Funds commenced operations on August 31, 2001.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)


NOTE 1. ORGANIZATION

Henderson Global Funds (the "Trust") was organized on May 11, 2001 as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among five series, three of which are included in this report. Henderson European Focus Fund ("European Focus"), Henderson Global Technology Fund ("Global Technology") and Henderson International Opportunities Fund ("International Opportunities") (collectively, the "Funds") are each non-diversified series of the Trust. The Funds each offer three classes of shares. Class A shares generally provide for a front-end sales charge, Class B shares provide for a contingent deferred sales charge and Class C shares provide for both a front-end sales charge and a contingent deferred sales charge. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

SECURITY VALUATION

Securities traded on a recognized stock exchange (or The Nasdaq Stock Market, Inc. system) are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Trustees. As of January 31, 2002, securities of European Focus valued by the Board of Trustees amounted to $1,412 or 0.46% of net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums. Withholding taxes on foreign dividends are accrued for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Securities gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)

EXPENSES

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust based on net assets or on another reasonable basis.

FEDERAL INCOME TAXES

The Trust's policy is that each Fund comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders. Under normal circumstances, the Funds also intend to make distributions as required to avoid excise taxes. However, during 2001, the Funds' investment adviser owned substantially all outstanding shares of the Funds and determined it was more appropriate to pay the excise taxes than to liquidate investments to meet distribution requirements. Accordingly, a provision for federal excise tax is shown on the Funds' Statement of Operations and is included in accrued expenses in the Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

DEFERRED OFFERING COSTS

Costs incurred in connection with the offering and initial registration of the Trust have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. ("HGINA") acts as the Funds' investment adviser. HGINA is an indirect wholly-owned subsidiary of Henderson Global Investors (Holdings) plc, which is an indirect wholly-owned subsidiary of AMP Limited. HGINA supervises the investments of the Funds and receives a management fee for such services. The fee is calculated daily and paid monthly based on each Fund's average net assets as set forth below:

European Focus                                         1.00%
Global Technology                                      1.20%
International Opportunities                            1.10%

Pursuant to separate Expense Limitation Agreements, HGINA has agreed through August 31, 2004, to waive or limit its advisory fee and, if necessary, to reimburse other operating expenses of each Fund in order to limit total annual expenses, less distribution and service fees, to 1.75% of average daily net assets. Until August 31, 2006, HGINA may recover reimbursed expenses from each Fund if the Fund's expense ratio falls below the expense limitation. Henderson Investment Management Limited ("HIML") is the sub-adviser to the Funds pursuant to a Sub-Advisory Agreement. HIML is a direct wholly-owned subsidiary of Henderson Global Investors (Holdings) plc. HIML receives a fee for its services, paid by HGINA from its management fee, calculated based on average daily net assets at the following rates:

European Focus                                         0.90%
Global Technology                                      1.10%
International Opportunities                            1.00%

Trustees who are not interested persons of the Trust or HGINA receive compensation from the Funds, which is reflected as Trustees' fees in the Statement of Operations. Certain officers of the Trust are also officers of HGINA. All officers serve without direct compensation from the Trust.

NOTE 4. DISTRIBUTION

The Trust has adopted a distribution plan for Class A, Class B and Class C shares of the Funds in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, each Fund pays the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, and an annual fee of 1.00% of the average daily net assets attributable to its Class B and Class C shares, respectively. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution and/or services to the Funds and their shareholders.

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)


NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the Funds during the period ended January 31, 2002 were as follows:

                                PURCHASES          SALES
--------------------------------------------------------
European Focus                   $353,407       $121,597
Global Technology                 396,592        155,665
International Opportunities       405,300        175,155
========================================================

The U.S. federal income tax basis of the Funds' investments at January 31, 2002, and the gross unrealized appreciation and depreciation, were as follows:

                   European        Global  International
                      Focus    Technology  Opportunities
--------------------------------------------------------

Cost               $256,288      $242,949       $254,057
--------------------------------------------------------

Gross Unrealized
Appreciation         43,510        29,050         32,203
Gross Unrealized
Depreciation        (12,546)      (12,840)       (13,802)
--------------------------------------------------------

Net Unrealized
Appreciation
(Depreciation)     $ 30,964      $ 16,210       $ 18,401
========================================================

NOTE 6. SIGNIFICANT CONCENTRATIONS

The Funds invest a substantial percentage of their assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

The Funds may invest a high percentage of their net assets in specific sectors of the market, especially technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on a Fund's net assets and will cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. In particular, the Global Technology Fund concentrates its investments in issuers within specific industries of the technology and telecommunications sectors. Valuations of companies in the technology sector are typically subject to greater volatility than other sectors.

NOTE 7. LINE OF CREDIT

The Funds may borrow from a $10,000,000 committed line of credit. Borrowings by any one Fund may not exceed the lesser of (a) $10,000,000 or (b) 10% of the net assets of the Fund for which the loan is extended. In addition, the aggregate outstanding amount of all loans to all Funds in the Trust may not exceed $10,000,000. Interest is charged to the Funds based on their borrowings at an annual rate equal to the overnight federal funds rate plus 0.50%. The Trust also pays a commitment fee of 0.10% per annum on the daily unused portion of the committed line which is allocated proportionately to the Funds. The Funds had no borrowings outstanding at January 31, 2002, nor at any time during the period then ended.

NOTE 8. REDEMPTION FEE

The Funds impose a redemption fee of 2.00% on shares redeemed within 30 days of purchase. The fee, which is not a sales charge, is retained by the Fund and not paid to HGINA or its affiliates. Redemption fees are included in proceeds from Fund share redemptions on the Statement of Changes in Net Assets.


HENDERSON GLOBAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

EUROPEAN FOCUS FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) (a)

                                                                        CLASS A               CLASS B               CLASS C
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.00                $10.00                $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                                           (0.06)                (0.10)                (0.10)
   Net realized an unrealized gain/(loss) on investments                   2.17                  2.17                  2.17
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                     2.11                  2.07                  2.07
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $12.11                $12.07                $12.07
===========================================================================================================================
Total Return (b)                                                         21.10%                20.70%                20.70%
===========================================================================================================================
Net assets, end of period (000)                                            $243                   $30                   $30
Ratio of expenses to average net assets (c)                               2.00%                 2.75%                 2.75%
Ratio of net investment income (loss) to average
   net assets (c)                                                       (1.37)%               (2.12)%               (2.12)%
Ratio of expenses to average net assets without
   waivers and/or expenses reimbursed (c)                               225.06%               225.91%               225.91%
Portfolio turnover rate (%)                                                 54%                   54%                   54%

(a)  The Funds commenced operations on August 31, 2001.

(b) The return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)  Annualized

                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

GLOBAL TECHNOLOGY FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) (a)

                                                                        CLASS A               CLASS B               CLASS C
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.00                $10.00                $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                                           (0.08)                (0.11)                (0.11)
   Net realized an unrealized gain/(loss) on investments                   0.99                  0.99                  0.99
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                     0.91                  0.88                  0.88
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $10.91                $10.88                $10.88
===========================================================================================================================
Total Return (b)                                                          9.10%                 8.80%                 8.80%
===========================================================================================================================
Net assets, end of period (000)                                            $220                   $27                   $32
Ratio of expenses to average net assets (c)                               2.00%                 2.75%                 2.75%
Ratio of net investment income (loss) to average
   net assets (c)                                                       (1.73)%               (2.48)%               (2.48)%
Ratio of expenses to average net assets without
   waivers and/or expenses reimbursed (c)                               235.88%               238.11%               235.92%
Portfolio turnover rate (%)                                                 80%                   80%                   80%

(a)  The Funds commenced operations on August 31, 2001.

(b) The return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)  Annualized


HENDERSON GLOBAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

INTERNATIONAL OPPORTUNITIES FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
PERIOD ENDED JANUARY 31, 2002 (UNAUDITED) (a)

                                                                        CLASS A               CLASS B               CLASS C
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.00                $10.00                $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                                           (0.07)                (0.11)                (0.11)
   Net realized an unrealized gain/(loss) on investments                   1.68                  1.68                  1.68
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                     1.61                  1.57                  1.57
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $11.61                $11.57                $11.57
===========================================================================================================================
Total Return (b)                                                         16.10%                15.70%                15.70%
===========================================================================================================================
Net assets, end of period (000)                                            $233                   $29                   $29
Ratio of expenses to average net assets (c)                               2.00%                 2.75%                 2.75%
Ratio of net investment income (loss) to average
   net assets (c)                                                        (1.61)%               (2.36)%               (2.36)%
Ratio of expenses to average net assets without
   waivers and/or expenses reimbursed (c)                               238.85%               239.71%               239.71%
Portfolio turnover rate (%)                                                 85%                   85%                   85%

(a)  The Funds commenced operations on August 31, 2001.

(b) The return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)  Annualized

HENDERSON GLOBAL FUNDS

TRUSTEES
Charles H. Wurtzebach, Chairman
Roland C. Baker
Edward S. Bottum
Sean Dranfield
C. Gary Gerst

OFFICERS
Sean Dranfield, President
Michelle Barbiere, Vice President
Audi J. Melsbakas, Vice President
Scott E. Volk, Treasurer
Ann M. Casey, Assistant Treasurer
Brian C. Booker, Secretary
Heidemarie Gregoriev, Assistant Secretary

INVESTMENT ADVISER
Henderson Global Investors (North America) Inc.
737 North Michigan Avenue, Suite 1950
Chicago, IL 60611

TRANSFER AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

FOR MORE INFORMATION
Please call 1.866.4HENDERSON
           (1.866.443.6337)
or visit our website:
           www.hendersonglobalfunds.com



This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectuses. The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change hereafter. The accompanying financial statements as of January 31, 2002, were not audited and, accordingly, no opinion is expressed on them.

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                                       25

Henderson Global Funds
737 N. Michigan Avenue, Suite 1950
Chicago, IL 60611
1.866.4HENDERSON (1.866.443.6337)
www.hendersonglobalfunds.com

Forum Fund Services, LLC, Distributor (March 2002)